================================================================================

          ============================================================
                                  HOTCHKIS AND

                                  WILEY FUNDS
          ============================================================
                      Equity Fund For Insurance Companies
                               SEMI-ANNUAL REPORT
    ------------------------------------------------------------------------
                               December 31, 1996

                        800 West 6th Street, Fifth Floor
                             Los Angeles, CA 90017
                                 (213) 362-8900

                     Investment Advisor: HOTCHKIS AND WILEY
================================================================================

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------

Dear Shareholders:

The Equity Fund for Insurance Companies' total return for the six months ended December 31, 1996 was 10.1% compared to the S&P 500 Index return of 11.8%. The year 1996 was clearly a challenging time for value investors. Stocks followed what appeared to be an endless liquidity-driven advance, as record levels of inflows poured into mutual fund investments. Large capitalization, growth/momentum issues were the primary beneficiaries of these cash flows which indiscriminately elevated the valuations of many issues to questionable levels (e.g. Intel +131%, IBM + 68%). The market clearly favored high P/E over low P/E names. Furthermore, large companies outperformed smaller companies, which greatly advantaged the performance of the cap-weighted versus equal-weighted measure of the S&P 500 (cap weighted +23.1%, equal weighted +19.3%). As most active managers tend to adhere to a more equal-weighted strategy, the cap-weighted S&P 500 was an extremely formidable benchmark in 1996.

We are unsure as to how long the stampede will continue, but one thing is certain, intrinsic value (what a company is worth) has little to do with either liquidity or momentum. Furthermore, investors' emphasis on these characteristics has created some opportunities from a valuation perspective. For example, the relative dividend yield of the electric utility sector is currently at a sixteen-year high. Additionally, there are some wonderfully positioned global companies that are selling at very reasonable multiples of the criteria that ultimately does determine value -- earnings and dividend growth.

It is important to recognize that a bullish herd cannot run on forever at high speed. When the momentum of this strong market dissipates or even reverses, investors will once again focus on fundamentals. We believe the Fund's portfolio is well-situated to take advantage of this market change. We are paying less for earnings (12.9x vs. 17.3x) and receiving more in dividends (3.3% vs. 2.0%) than the S&P 500 Index. These key portfolio characteristics help to control risk in a volatile market and provide a platform for outperformance when investors refocus on fundamental value. We continue to manage the portfolio by strict adherence to our investment disciplines, which emphasize these lower risk characteristics.
                                     Sincerely,

                                     Gail Bardin
                                     Portfolio Manager

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
December 31, 1996 (Unaudited)

                    COMMON STOCKS--95.5%                       SHARES        VALUE
-------------------------------------------------------------------------------------
AEROSPACE--2.2%
     Northrop Grumman Corporation...........................     3,000    $   248,250
     Rockwell International Corporation.....................     6,000        365,250
                                                                          -----------
                                                                              613,500
                                                                          -----------
AUTO-RELATED--1.3%
     Dana Corporation.......................................    11,000        358,875
                                                                          -----------
AUTOS & TRUCKS--5.0%
     Ford Motor Company.....................................    24,500        780,938
     General Motors Corporation.............................    11,300        629,975
                                                                          -----------
                                                                            1,410,913
                                                                          -----------
BANKS--8.6%
     BankAmerica Corporation................................     3,600        359,100
     The Chase Manhattan Corporation........................     4,500        401,625
     First Chicago NBD Corporation..........................     9,700        521,375
     First of America Bank Corporation......................     3,100        186,387
     Fleet Financial Group, Inc. ...........................     5,500        274,312
     KeyCorp................................................     5,800        292,900
     NationsBank Corporation................................     3,200        312,800
     Signet Banking Corporation.............................     3,000         92,250
                                                                          -----------
                                                                            2,440,749
                                                                          -----------
BEVERAGES--1.5%
     Anheuser-Busch Companies, Inc..........................    10,400        416,000
                                                                          -----------
BUILDING & FOREST PRODUCTS--2.8%
     Georgia Pacific........................................     3,700        266,400
     Weyerhaeuser Company...................................    11,000        521,125
                                                                          -----------
                                                                              787,525
                                                                          -----------
CHEMICALS--3.8%
     The Dow Chemical Company...............................     5,200        407,550
     Dupont (E.I.) De Nemours & Company.....................     3,000        283,125
     Eastman Chemical Company...............................     2,800        154,700
     Millenium Chemicals, Inc. .............................     2,214         39,298
     Olin Corporation.......................................     5,400        203,175
                                                                          -----------
                                                                            1,087,848
                                                                          -----------

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS, CONTINUED
December 31, 1996 (Unaudited)

                                                               SHARES        VALUE
                                                               ------        -----
DIVERSIFIED--4.8%
     American Brands, Inc...................................    11,000    $   545,875
     Hanson PLC ADR.........................................    31,000        209,250
     Ogden Corporation......................................    11,500        215,625
     Tenneco, Inc. .........................................     8,800        397,100
                                                                          -----------
                                                                            1,367,850
                                                                          -----------
DRUGS--2.6%
     American Home Products Corporation.....................     4,800        281,400
     Baxter International, Inc. ............................     7,200        295,200
     Merck & Company, Inc. .................................     2,000        158,500
                                                                          -----------
                                                                              735,100
                                                                          -----------
ENGINEERING AND CONSTRUCTION--0.9%
     Harsco Corporation.....................................     3,700        253,450
                                                                          -----------
FINANCIAL SERVICES--4.0%
     Beneficial Corporation.................................     4,800        304,200
     Household International, Inc. .........................     6,100        562,725
     Transamerica Corporation...............................     3,300        260,700
                                                                          -----------
                                                                            1,127,625
                                                                          -----------
HOUSEHOLD FURNISHINGS & APPLIANCES--1.6%
     Whirlpool Corporation..................................     9,600        447,600
                                                                          -----------
INSURANCE--5.0%
     Aetna Life and Casualty Company........................     3,300        264,000
     Aon Corporation........................................     7,000        434,875
     Lincoln National Corporation...........................     5,200        273,000
     St. Paul Companies, Inc. ..............................     4,700        275,538
     USLIFE Corporation.....................................     5,500        182,875
                                                                          -----------
                                                                            1,430,288
                                                                          -----------
MACHINERY--2.9%
     Deere & Company........................................     9,900        402,188
     New Holland NV.........................................    19,600        409,150
                                                                          -----------
                                                                              811,338
                                                                          -----------
METALS & MINING--3.2%
     Aluminum Company of America............................     8,600        548,250
     Reynolds Metals Company................................     6,200        349,525
                                                                          -----------
                                                                              897,775
                                                                          -----------

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS, CONTINUED
December 31, 1996 (Unaudited)

                                                               SHARES        VALUE
                                                               ------        -----
NATURAL GAS--1.7%
     Eastern Enterprises....................................    13,600    $   481,100
                                                                          -----------
OIL--DOMESTIC--4.0%
     Ashland, Inc...........................................     5,000        219,375
     Atlantic Richfield Company.............................     2,200        291,500
     Sun Company, Inc.......................................     6,710        163,556
     USX-Marathon Group, Inc................................    13,900        331,863
     Ultramar Diamond Shamrock Corporation..................     4,500        142,312
                                                                          -----------
                                                                            1,148,606
                                                                          -----------
OIL INTERNATIONAL--2.0%
     British Petroleum PLC ADR..............................     2,107        297,877
     Chevron Corporation....................................     4,000        260,000
                                                                          -----------
                                                                              557,877
                                                                          -----------
PAPER--3.3%
     International Paper Company............................    11,600        468,350
     Union Camp Corporation.................................     4,200        200,550
     Westvaco Corporation...................................     9,000        258,750
                                                                          -----------
                                                                              927,650
                                                                          -----------
PHOTOGRAPHY & OPTICAL--1.7%
     Eastman Kodak Company..................................     6,000        481,500
                                                                          -----------
POLLUTION CONTROL--1.5%
     Browning-Ferris Industries, Inc........................    16,200        425,250
                                                                          -----------
PROFESSIONAL SERVICES--0.8%
     PHH Corporation........................................     5,600        240,800
                                                                          -----------
RAILROADS--1.9%
     Conrail, Inc. .........................................     2,200        219,175
     Norfolk Southern Corporation...........................     3,600        315,000
                                                                          -----------
                                                                              534,175
                                                                          -----------
RETAIL--GENERAL--5.1%
     J.C. Penney Company, Inc. .............................     7,700        375,375
     Kmart Corporation(+)...................................    16,200        168,075
     May Department Stores Company..........................    11,800        551,650
     Sears Roebuck Company..................................     7,800        359,775
                                                                          -----------
                                                                            1,454,875
                                                                          -----------

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS, CONTINUED
December 31, 1996 (Unaudited)

                                                               SHARES        VALUE
                                                               ------        -----
SAVINGS & LOANS--4.7%
     Federal National Mortgage Association..................     8,000    $   298,000
     Great Western Financial Corporation....................    15,300        443,700
     H.F. Ahmanson & Company................................    18,000        585,000
                                                                          -----------
                                                                            1,326,700
                                                                          -----------
SHIPBUILDING--0.0%
     Newport News Shipbuilding Inc. ........................       700         10,500
                                                                          -----------
STEEL--1.5%
     USX-U.S. Steel Group, Inc. ............................    14,000        439,250
                                                                          -----------
TELECOMMUNICATIONS--0.8%
     Harris Corporation.....................................     3,500        240,188
                                                                          -----------
TOBACCO--2.6%
     Philip Morris Companies, Inc. .........................     6,600        743,325
                                                                          -----------
TRUCKING--0.8%
     Ryder System, Inc. ....................................     8,000        225,000
                                                                          -----------
UTILITY--ELECTRIC--6.0%
     CMS Energy Corporation.................................    12,000        403,500
     DTE Energy Company.....................................     4,000        129,500
     Edison International...................................     6,000        119,250
     Illinova Corporation...................................    13,000        357,500
     New York State Electric & Gas Corporation..............     5,300        114,613
     Peco Energy Company....................................    11,300        285,325
     Public Service Enterprises Group, Inc. ................    11,000        299,750
                                                                          -----------
                                                                            1,709,438
                                                                          -----------
UTILITY--TELEPHONE--6.9%
     Alltel Corporation.....................................  $ 12,000        376,500
     AT & T Corporation.....................................    15,000        652,500
     NYNEX Corporation......................................     6,000        288,750
     Pacific Telesis Group..................................    11,000        404,250
     US West, Inc. .........................................     7,000        225,749
                                                                          -----------
                                                                            1,947,749
                                                                          -----------
     Total common stocks (cost $20,875,124).................               27,080,419
                                                                          -----------

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS, CONTINUED
December 31, 1996 (Unaudited)

                                                              PRINCIPAL
             VARIABLE RATE DEMAND NOTES#--4.7%                 AMOUNT
--------------------------------------------------------------------------------------
     Lilly (Eli) & Co., 5.4403%.............................   $ 80,892    $    80,892
     Pitney Bowes, 5.5075%..................................    521,914        521,914
     Sara Lee Corp., 5.4873%................................    475,000        475,000
     Southwestern Bell, 5.4873%.............................    246,086        246,086
                                                                           -----------
     Total variable rate demand notes (cost $1,323,892).....                 1,323,892
                                                                           -----------
Total investments--100.2% (cost $22,119,016)................                28,404,311
Liabilities in excess of other assets--(0.2%)...............                   (61,135)
                                                                           -----------
     TOTAL NET ASSETS--100.0%...............................               $28,343,176
                                                                           ===========

---------------

  # Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rate changes periodically on specified dates. The rate listed is as of December 31, 1996.

(+) Non-income producing security.

    ADR -- American Depository Receipts

HOTCHKIS
AND WILEY FUNDS  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
December 31, 1996

ASSETS:
     Investments, at value (cost $22,199,016)...............  $28,404,311
     Dividends and interest receivable......................       71,454
     Receivable for investments sold........................       32,840
     Receivable from Advisor................................        5,621
     Prepaid Expenses.......................................        1,418
                                                              -----------
          Total assets......................................   28,515,644
                                                              -----------
LIABILITIES:
     Payable for investments purchased......................      149,920
     Accrued expenses and other liabilities.................       22,548
                                                              -----------
     Total liabilities......................................      172,468
                                                              -----------
          Net assets........................................  $28,343,176
                                                              ===========
NET ASSETS CONSIST OF:
     Paid in capital........................................  $21,902,906
     Undistributed net investment loss......................         (238)
     Undistributed net realized gains on investments........      235,213
     Net unrealized appreciation on investments.............    6,205,295
                                                              -----------
          Net assets........................................  $28,343,176
                                                              ===========
CALCULATION OF NET ASSET VALUE PER SHARE:
     Shares outstanding (unlimited shares of no par value
      authorized)...........................................    1,995,711
     Net asset value per share (offering and redemption
      price)................................................  $     14.20
                                                              ===========

See Notes to the Financial Statements.

HOTCHKIS
AND WILEY FUNDS  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
Six months ended December 31, 1996

INVESTMENT INCOME:
     Dividends *............................................  $  411,798
     Interest...............................................      24,220
                                                              ----------
          Total income......................................     436,018
                                                              ----------
EXPENSES:
     Advisory fee...........................................      68,043
     Legal and auditing fees................................       5,100
     Custodian fees and expenses............................       7,007
     Accounting fee.........................................       7,716
     Administration fee.....................................       3,215
     Trustees' fees and expenses............................       5,929
     Registration fees......................................         969
     Other expenses.........................................       3,111
                                                              ----------
          Total expenses....................................     101,090
     Less: expense reimbursement............................     (33,047)
                                                              ----------
          Net expenses......................................      68,043
                                                              ----------
NET INVESTMENT INCOME.......................................     367,975
                                                              ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain on investments.......................     718,553
     Net change in unrealized appreciation on investments...   1,422,619
                                                              ----------
          Net gain on investments...........................   2,141,172
                                                              ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $2,509,147
                                                              ==========
---------------
* Net of Foreign Taxes withheld.............................  $    1,858
                                                              ==========

See Notes to the Financial Statements

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS ENDED
                                                            DECEMBER 31, 1996         YEAR ENDED
                                                               (UNAUDITED)           JUNE 30, 1996
                                                            -----------------        -------------
OPERATIONS:
     Net investment income................................     $   367,975            $   645,050
     Net realized gain on securities transactions.........         718,553                809,778
     Net change in unrealized appreciation of
       securities.........................................       1,422,619              2,827,246
                                                               -----------            -----------
          Net increase in net assets resulting from
            operations....................................       2,509,147              4,282,074
                                                               -----------            -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income................................        (379,319)              (688,368)
     Net realized gain on securities transactions.........        (922,992)              (378,446)
                                                               -----------            -----------
          Total dividends and distributions...............      (1,302,311)            (1,066,814)
                                                               -----------            -----------
FUND SHARE TRANSACTIONS:
     Net proceeds from shares sold........................       1,200,000              3,000,002
     Shares issued in connection with payment of
       dividends..........................................       1,302,311              1,066,814
     Cost of shares redeemed..............................         (15,000)               (22,500)
                                                               -----------            -----------
          Net increase in net assets from Fund share
            transactions..................................       2,487,311              4,044,316
                                                               -----------            -----------
Total Increase in Net Assets..............................       3,694,147              7,259,576
NET ASSETS:
     Beginning of year....................................      24,649,029             17,389,453
                                                               -----------            -----------
     End of year*.........................................     $28,343,176            $24,649,029
                                                               ===========            ===========
*Including undistributed net investment income of:........     $      (238)           $    11,105
                                                               ===========            ===========
CHANGES IN SHARES OUTSTANDING:
     Shares sold..........................................          81,633                234,558
     Shares issued in connection with payment of
       dividends..........................................          91,335                 83,286
     Shares redeemed......................................          (1,093)                (2,403)
                                                               -----------            -----------
          Net increase....................................         171,875                315,441
                                                               ===========            ===========

See Notes to the Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
December 31, 1996

NOTE 1. ACCOUNTING POLICIES. The Equity Fund for Insurance Companies (the "Fund") is a series of Hotchkis and Wiley Funds (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on August 22, 1984 and registered under the Investment Company Act of 1940. The Fund commenced operations on January 29, 1993. In addition to the Fund, the Trust also offers the Balanced Income Fund, the Small Cap Fund, the Equity Income Fund, the International Fund, the Low Duration Fund, the Short-Term Investment Fund, and the Total Return Bond Fund. The assets of each series are invested in separate, independently managed portfolios. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

               SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or the NASDAQ National Market System ("System") are valued at the last sale price as of 4:00 p.m., Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or such System. Unlisted securities that are not included in such System are valued at the average of the quoted bid and asked price in the over-the-counter market. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by Hotchkis and Wiley (the "Advisor") under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation.

               REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with banks or broker-dealers that meet credit guidelines established by the Board of Trustees. In connection with transactions in repurchase agreements, it is the Fund's policy that the custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

               FEDERAL INCOME TAXES: It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute net investment company taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED
December 31, 1996

               USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

               EXPENSE ALLOCATION: Common expenses incurred by the Trust are allocated among the funds based upon (i) relative average net assets,
           (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

               OTHER: Security and shareholder transactions are recorded no later than the first business day after the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 2. INVESTMENT ADVISORY AGREEMENT. The Fund has an investment advisory agreement with the Advisor. The Advisor receives a fee, computed daily and payable monthly, at an annual rate of 0.60% of the first $10 million of the Fund's average net assets, and 0.50% of average net assets in excess of $10 million.

               The Advisor provides continuous supervision of the investment portfolio and pays all of the operating expenses relating to the Fund other than the Advisory fee. For the six months ended December 31, 1996, the Advisor paid $33,047 of operating expenses on behalf of the Fund.

NOTE 3. PURCHASES AND SALES OF SECURITIES. Purchases and sales of investment securities, other than short-term investments, for the six months ended December 31, 1996 were $3,827,821 and $2,502,490, respectively.

               At December 31, 1996 (for financial reporting and federal income tax purposes), net unrealized appreciation aggregated $6,205,295, of which $6,638,905 related to appreciated securities and $(433,610) related to depreciated securities.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                           SIX MONTHS
                                              ENDED                                                         JANUARY 29, 1993+
                                        DECEMBER 31, 1996    YEAR ENDED      YEAR ENDED      YEAR ENDED          THROUGH
                                           (UNAUDITED)      JUNE 30, 1996   JUNE 30, 1995   JUNE 30, 1994     JUNE 30, 1993
                                        -----------------   -------------   -------------   -------------   ------------------
Net Asset Value, Beginning of
  Period..............................       $13.51            $11.53          $ 9.89          $10.31             $10.00
                                            -------            ------          ------          ------            -------
  Income from Investment Operations:
    Net investment income.............         0.20              0.34            0.41            0.40               0.16
    Net realized and unrealized gain
      (loss) on investments...........         1.17              2.26            1.59           (0.24)              0.30
                                            -------            ------          ------          ------            -------
    Total from investment
      operations......................         1.37              2.60            2.00            0.16               0.46
                                            -------            ------          ------          ------            -------
  Less Distributions:
    Dividends (from net investment
      income).........................        (0.20)            (0.40)          (0.34)          (0.38)             (0.15)
    Distributions (from capital
      gains)..........................        (0.48)            (0.22)          (0.02)          (0.20)             (0.00)
                                            -------            ------          ------          ------            -------
    Total Distributions...............        (0.68)            (0.62)          (0.36)          (0.58)             (0.15)
                                            -------            ------          ------          ------            -------
Net Asset Value, End of Period........       $14.20            $13.51          $11.53          $ 9.89             $10.31
                                            =======            ======          ======          ======            =======
RATIOS/SUPPLEMENTAL DATA:
Total return..........................        10.11%##          22.93%          20.62%           1.38%             11.45%#
Net assets, end of period
  (millions)..........................        $28.3             $24.6           $17.4           $10.5               $7.1
Ratio of expenses to average net
  assets:
    Before expense reimbursement......         0.80%#            0.76%           1.05%           1.20%              1.45%#
    After expense reimbursement.......         0.54%#            0.54%           0.58%           0.60%              0.60%#
Ratio of net investment income to
  average net assets:
    Before expense reimbursement......         2.66%#            2.78%           3.58%           3.32%              2.81%#
    After expense reimbursement.......         2.92%#            3.00%           4.03%           3.91%              3.66%#
Portfolio turnover....................           10%               21%             29%             26%                 2%
Average commission rate paid..........       $0.0483

---------------

 + Commencement of operations.

 # Annualized.

## Not annualized.

See Notes to Financial Statements.

HOTCHKIS
AND WILEY FUNDS  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SHAREHOLDER MEETING RESULTS

     A special meeting of shareholders of the Hotchkis and Wiley Funds was held on September 27, 1996. The following matters were voted on at the meeting:

     1. The shareholders of the Trust elected the following nominees to the Board of Trustees:

                                                         % OF                    % OF
                           NO. OF SHARES          OUTSTANDING SHARES         SHARES VOTED
                           -------------          ------------------         ------------
                                   Robert L. Burch III
Affirmative..............  35,976,972.658                    66.485%              98.955%
Withhold.................     379,792.636                      .702%               1.045%
TOTAL....................  36,356,765.294                    67.187%             100.000%

                                     John A.G. Gavin
Affirmative..............  35,954,199.018                    66.443%              98.893%
Withhold.................     402,566.276                      .744%               1.107%
TOTAL....................  36,356,765.294                    67.187%             100.000%

                                       Joe Grills
Affirmative..............  35,584,248.256                    65.760%              97.875%
Withhold.................     772,517.038                     1.427%               2.125%
TOTAL....................  36,356,765.294                    67.187%             100.000%

                                    John F. Hotchkis
Affirmative..............  35,963,907.659                    66.461%              98.919%
Withhold.................     392,857.635                      .726%               1.081%
TOTAL....................  36,356,765.294                    67.187%             100.000%

                                  Robert B. Hutchinson
Affirmative..............  35,941,772.988                    66.420%              98.859%
Withhold.................     414,992.306                      .767%               1.141%
TOTAL....................  36,356,765.294                    67.187%             100.000%

                                    Michael L. Quinn
Affirmative..............  35,525,492.957                    65.651%              97.714%
Withhold.................     831,272.337                     1.536%               2.286%
TOTAL....................  36,356,765.294                    67.187%             100.000%

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

HOTCHKIS
AND WILEY FUNDS  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SHAREHOLDER MEETING RESULTS, CONTINUED

                                                         % OF                    % OF
                           NO. OF SHARES          OUTSTANDING SHARES         SHARES VOTED
                           -------------          ------------------         ------------

                                    Merle T. Welshans
Affirmative..............  35,941,635.914                    66.420%              98.858%
Withhold.................     415,129.380                      .767%               1.142%
TOTAL....................  36,356,765.294                    67.187%             100.000%

                                     Richard R. West
Affirmative..............  35,897,399.581                    66.338%              98.737%
Withhold.................     459,365.713                      .849%               1.263%
TOTAL....................  36,356,765.294                    67.187%             100.000%

     2. The shareholders of the Equity Fund for Insurance Companies approved a new investment advisory agreement on substantially the same terms as the current agreement as follows:

                                                           % OF                    % OF
                              NO. OF SHARES         OUTSTANDING SHARES         SHARES VOTED
                              -------------         ------------------         ------------
For.........................     18,236,836                       100%                 100%
Against.....................             --                         --                   --
Abstain.....................             --                         --                   --

     3. The shareholders of the Trust ratified the selection by the Trustees of Price Waterhouse LLP, independent accountants, to audit the Trust's financial statements for the fiscal year ending June 30, 1997.

                                                           % OF                    % OF
                              NO. OF SHARES         OUTSTANDING SHARES         SHARES VOTED
                              -------------         ------------------         ------------
Affirmative.................     35,807,865                    66.173%              98.490%
Against.....................        186,438                      .344%                .513%
Abstain.....................        362,463                      .670%                .997%

     4. The shareholders of the Trust approved amendments to the Declaration of Trust that would permit the Trustees to authorize classes of shares of the Trust, among other things, as follows:

                                                           % OF                    % OF
                              NO. OF SHARES         OUTSTANDING SHARES         SHARES VOTED
                              -------------         ------------------         ------------
Affirmative.................     32,033,308                    59.197%              93.461%
Against.....................      1,559,254                     2.882%               4.549%
Abstain.....................        682,069                     1.260%               1.990%

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